VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549	Abigail P. Hemnes abigail.hemnes@klgates.com September 24, 2019

Re:	Grosvenor Registered Multi-Strategy Fund (TI 1), LLC (the “Fund”) Registration Statement on Form N-14

Ladies and Gentlemen:
Enclosed for filing on behalf of the Fund, we are filing today a registration statement on Form N-14 relating to the issuance of shares in connection with the reorganization of Grosvenor Registered Multi-Strategy Fund (W), LLC into the Fund, by electronic submission via EDGAR.

Filing fees of $2,825.09 have been paid in connection with this filing. If you have any questions or comments concerning the foregoing, please call me at (617) 951-9053.
Very truly yours,

/s/ Abigail P. Hemnes
Abigail P. Hemnes

cc:	Michael Sullivan
Chief Compliance Officer of the Fund